Capital and Other Components of Equity - Additional Information (Details)										12 Months Ended
	Feb. 17, 2021 CAD ($) shares	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 16, 2021 CAD ($) shares	Feb. 16, 2021 USD ($) shares	Feb. 10, 2021 CAD ($) shares	Mar. 11, 2020 CAD ($)	Mar. 11, 2020 USD ($)	Jul. 18, 2019 CAD ($)	Jul. 18, 2019 USD ($) $ / shares shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2020 USD ($) shares $ / shares		Feb. 10, 2021 USD ($) shares	Jul. 24, 2019 CAD ($) shares	Jul. 24, 2019 USD ($) shares	Mar. 31, 2019 shares	[1]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividend issued on paid up capital										5.00%	5.00%
Number of shares issued | shares		27,500,000
Share issue price per share | $ / shares											$ 2.53
Proceeds from exercise of options | $										$ 9,769,951		$ 3,930,424
Withholding taxes paid pursuant to issuance of RSUs | $										(1,009,657)		$ (962,077)
Share issue costs | $										835,404
Gross proceeds from issuing shares | $										19,045,446
Net proceeds from issuing shares | $										$ 18,210,042
Percentage of commissions paid										3.00%	3.00%
Warrants issued during the year | shares										17,407,401	17,407,401
Warrants exercise price | $ / shares											$ 2.25
Amortisation of market transaction cost | $										$ 439,010
Provision and liability settled in shares | shares												600,000	600,000
Sprout Foods, Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares					6,741,573										6,741,573
Ownership %					50.10%
Business acquisition, common shares					$ 22,333,976										$ 17,600,000
SugarLeaf
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares																1,587,301	1,587,301
Business acquisition, common shares																$ 7,966,970	$ 6,062,220
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares											165,622,944		99,338,135	[1]				79,987,292
Share Option Exercise
Disclosure Of Classes Of Share Capital [Line Items]
Number of options exercised | shares										5,001,793	5,001,793	2,067,418	2,067,418
Share issue price per share | $ / shares											$ 1.96		$ 1.90
Number of shares issued upon exercise | shares										25,000	25,000
Proceeds from exercise of options | $										$ 9,769,951		$ 3,930,424
Deferred Stock Units DSU
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											48,313		333,279
Share issue price per share | $ / shares											$ 2.60		$ 1.48
Restricted Stock Units
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											574,464		437,849
Share issue price per share | $ / shares											$ 5.50		$ 5.80
Withholding taxes paid pursuant to issuance of RSUs | $										1,009,657		962,077
Withheld as payment of withholding taxes | shares											358,872		262,153
Restricted Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											29,733
Share issue price per share | $ / shares											$ 4.19
At-The-Market Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares			9,570,735	9,570,735							5,411,649		4,159,086
Share issue price per share | $ / shares													$ 1.20
Share issue costs | $												309,121
Gross proceeds from issuing shares			$ 26,114,666	$ 18,600,000								7,069,220	$ 4,971,104
Net proceeds from issuing shares | $												$ 6,760,099
Percentage of commissions paid												3.00%	3.00%
At-The-Market Offering | Top of range
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate offering price						$ 70,310,000	$ 50,000,000
Direct Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											4,773,584
Share issue price per share | $ / shares											$ 2.65
Share issue costs | $										1,083,217
Gross proceeds from issuing shares | $										17,089,372
Net proceeds from issuing shares | $										16,006,155
Private Placements
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares									9,415,910		16,203,700
Share issue price per share | $ / shares		$ 2.00							$ 4.40		$ 2.25
Share issue costs | $	$ 3,911,901							$ 2,538,736		2,714,273
Gross proceeds from issuing shares	$ 69,916,000	$ 55,000,000						$ 53,970,867	$ 41,430,004	$ 45,997,000	$ 35,000,000
Warrants issued during the year | shares	6,875,000	6,875,000								10,532,401	10,532,401
Initial warrant liability | $	$ 8,163,181									$ 11,620,307
Warrant liability reclassified to equity | $	$ 61,752,819									34,376,693
Warrants exercise price | $ / shares		$ 2.25
Warrants expiration term	5 years 6 months	5 years 6 months
Private Placements | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Share issue costs | $	$ 3,449,938									2,034,974
Private Placements | Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Share issue costs | $	$ 461,963									$ 679,299
Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											0
Number of shares outstanding | shares											0

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (p).